Goodwill and intangible assets - Summary of Movements in Goodwill and Intangible Assets (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) company	Dec. 31, 2023 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	€ 39,466
Intangible assets and goodwill at end of period	€ 40,901	€ 39,466
Number of brands with significant carrying value | company	5
Elida Beauty
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassification to held for sale		(532)
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	€ 44,840	45,736
Additions through business combinations	692	756
Disposal of businesses	(600)	(63)
Reclassification to held for sale	(99)	(532)
Additions	233	243
Disposals and other movements	120	(66)
Hyperinflationary adjustment	318	(190)
Currency retranslation	1,261	(1,044)
Intangible assets and goodwill at end of period	46,765	44,840
Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(5,374)	(5,247)
Disposals and other movements	36	78
Currency retranslation	(151)	23
Amortisation/impairment for the year	(375)	(228)
Intangible assets and goodwill at end of period	(5,864)	(5,374)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	21,109
Intangible assets and goodwill at end of period	22,311	21,109
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	22,266	22,766
Additions through business combinations	310	326
Disposal of businesses	(60)	(56)
Reclassification to held for sale	(47)	(65)
Additions	0	0
Disposals and other movements	132	0
Hyperinflationary adjustment	284	(173)
Currency retranslation	586	(532)
Intangible assets and goodwill at end of period	23,471	22,266
Goodwill | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,157)	(1,157)
Disposals and other movements	(3)	(1)
Currency retranslation	0	1
Amortisation/impairment for the year	0	0
Intangible assets and goodwill at end of period	(1,160)	(1,157)
Indefinite-life intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17,622
Intangible assets and goodwill at end of period	17,856	17,622
Indefinite-life intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17,967	18,516
Additions through business combinations	382	430
Disposal of businesses	(510)	0
Reclassification to held for sale	(47)	(467)
Additions	3	2
Disposals and other movements	2	(2)
Hyperinflationary adjustment	34	(12)
Currency retranslation	506	(500)
Intangible assets and goodwill at end of period	18,337	17,967
Indefinite-life intangible assets | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(345)	(350)
Disposals and other movements	0	0
Currency retranslation	(9)	5
Amortisation/impairment for the year	(127)	0
Intangible assets and goodwill at end of period	(481)	(345)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	642
Intangible assets and goodwill at end of period	678	642
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,483	3,317
Additions through business combinations	0	0
Disposal of businesses	(26)	0
Reclassification to held for sale	(5)	0
Additions	229	239
Disposals and other movements	(23)	(71)
Hyperinflationary adjustment	0	(5)
Currency retranslation	143	3
Intangible assets and goodwill at end of period	3,801	3,483
Software | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,841)	(2,730)
Disposals and other movements	47	72
Currency retranslation	(116)	4
Amortisation/impairment for the year	(213)	(187)
Intangible assets and goodwill at end of period	(3,123)	(2,841)
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	93
Intangible assets and goodwill at end of period	56	93
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,124	1,137
Additions through business combinations	0	0
Disposal of businesses	(4)	(7)
Reclassification to held for sale	0	0
Additions	1	2
Disposals and other movements	9	7
Hyperinflationary adjustment	0	0
Currency retranslation	26	(15)
Intangible assets and goodwill at end of period	1,156	1,124
Other | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,031)	(1,010)
Disposals and other movements	(8)	7
Currency retranslation	(26)	13
Amortisation/impairment for the year	(35)	(41)
Intangible assets and goodwill at end of period	(1,100)	(1,031)
Horlicks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,640
Intangible assets and goodwill at end of period	2,719	2,640
Knorr
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,838
Intangible assets and goodwill at end of period	1,860	1,838
Paula's Choice, Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,699
Intangible assets and goodwill at end of period	1,807	1,699
Hellmann's
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,226
Intangible assets and goodwill at end of period	1,285	1,226
Carver Korea
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,370
Intangible assets and goodwill at end of period	€ 1,278	€ 1,370